Other income and other expenses	12 Months Ended
Dec. 31, 2021
Other income and other expenses
Other income and other expenses

20. Other income and other expenses

20.1Other operating income

Other operating income consists of the following.

in EUR	2021	2020	2019
Damages/insurance proceeds	53,206	12,282	21,224
Exchange gains	8,857,966	3,326,593	911,779
Miscellaneous other operating income	2,716,140	1,630,159	1,425,994
Total	11,627,312	4,969,034	2,358,997

In 2021, the increase of exchange gains is mainly due to the missing offsetting effect through the change of the functional currency of VIA Optronics GmbH and VIA Optronics SZ from EUR / RMB to USD.

In 2021, the miscellaneous other operating income mainly consists of income from expense reimbursements of TEUR 1,096 (2020: TEUR 274) and income from non-recurring activities TEUR 688. For 2021 the Group changed the presentation of reversal of ECLs which are now presented within other operating expenses.

In 2020, miscellaneous other operating income mainly consists of tooling income in the amount of TEUR 492 (2019: TEUR 771) and reversal of ECL of TEUR 326. These amounts did not occur during the financial year ended December 31, 2021.

20.2Other operating expenses

Other operating expenses include exchange losses, losses on disposal of fixed assets, other taxes, expected credit losses and miscellaneous expenses.

in EUR	2021	2020	2019
Other taxes	156	—	1,190
Losses on disposals of assets	75,114	76,561	16,565
Expected credit losses	245,791	323,200	572,928
Onerous contracts charge	432,311	—	—
Exchange losses	3,727,490	5,462,494	937,045
Miscellaneous other operating expenses	3,228,421	1,297,265	1,887,415
Total	7,709,283	7,159,521	3,415,143

In 2021, miscellaneous other operating expenses mainly include expenses due to certain trade accounts receivables in dispute in the amount of TEUR 1,727.

In 2020, miscellaneous other operating expenses mainly consist of tooling expenses in the amount of TEUR 836 (2019: TEUR 766) and warranty expenses (TEUR 125). In 2019 they also included accrued licensing fees in the amount of TEUR 520 and other miscellaneous expenses.